Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations
Discontinued Operations
Our discontinued operations represent adjustments to retained liabilities primarily related to operations discontinued between 1976 and 2001. The primary liabilities retained include environmental liabilities, other postretirement benefit liabilities, self-insurance and long-term obligations related to legal proceedings.
Our discontinued operations comprised the following:

(in Millions)	Year Ended December 31,
	2012	2011	2010
Adjustment for workers’ compensation, product liability, and other postretirement benefits, net of income tax benefit (expense) of $0.2, ($0.3) and ($0.4)	$(0.3)	$0.7	$0.8
Provision for environmental liabilities, net of recoveries, net of income tax benefit of $7.8, $9.6 and $14.5 (1)	(12.6)	(15.8)	(23.6)
Provision for legal reserves and expenses, net of recoveries, net of income tax benefit of $10.6, $10.3 and $9.7	(17.3)	(16.7)	(15.9)
Income from a tax matter related to a previously discontinued operation	—	—	5.1
Discontinued operations, net of income taxes	$(30.2)	$(31.8)	$(33.6)

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(1)	See a roll forward of our environmental reserves as well as discussion on significant environmental issues that occurred during the year in Note 10.
Reserve for Discontinued Operations at December 31, 2012 and 2011

(in Millions)	December 31,
	2012	2011
Workers’ compensation and product liability reserve	$4.9	$5.1
Postretirement medical and life insurance benefits reserve	8.3	8.6
Reserves for legal proceedings	31.2	27.9
Reserve for Discontinued Operations	$44.4	$41.6

The discontinued postretirement medical and life insurance benefits liability equals the accumulated postretirement benefit obligation. Associated with this liability is a net pretax actuarial gain and prior service credit of $11.3 million ($7.1 million after-tax) and $13.3 million ($8.7 million after-tax) at December 31, 2012 and 2011, respectively. The estimated net actuarial gain and prior service credit that will be amortized from accumulated other comprehensive income into discontinued operations during 2013 are $1.5 million and $0.1 million, respectively.
Spending in 2012, 2011 and 2010 was $1.0 million, $1.3 million and $0.7 million, respectively, for workers’ compensation, product liability and other claims; $0.7 million, $1.0 million and $1.6 million, respectively, for other postretirement benefits; and $24.6 million, $20.9 million and $25.8 million, respectively, related to reserves for legal proceedings associated with discontinued operations.